Cost of sales, without considering depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of production
Other production expenses	$ 13,595	$ 15,028	$ 24,107,000
Cost of sales of goods, excluding depreciation and amortization	(982,957)	(980,254)	(824,973)
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	37,640	58,633	69,932
Cost of production
Services provided by third parties	245,705	262,195	211,325
Consumption of materials and supplies	136,991	134,070	100,401
Direct labor	96,612	87,886	72,344
Electricity and water	51,226	44,345	41,989
Transport	24,805	16,254	10,880
Maintenance and repair	24,459	22,839	17,792
Rentals	31,156	26,591	10,852
Insurances	11,550	6,637	4,347
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	4,521	2,118	(7,581)
Cost of concentrate purchased to associates	0	439	2,958
Other production expenses	10,025	10,464	9,789
Total cost of production of the period	637,050	613,838	475,096
Final balance of products in process and finished goods, net of depreciation and amortization	$ (49,206)	$ (45,038)	$ (47,216)